Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Capitalized Oil and Natural Gas Costs (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Oil and Natural Gas Properties:
Proved properties	$ 1,734,629	$ 1,580,387	$ 1,278,799	$ 576,497
Unproved properties			369,561	121,245
Total Oil and Natural Gas Properties			1,648,360	697,742
Less accumulated depreciation, depletion, amortization and impairment	(281,218)	(241,514)	(210,837)	(145,102)
Net oil and natural gas properties capitalized	$ 1,910,103	$ 1,824,057	$ 1,437,523	$ 552,640